Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of concentration of credit risk

	Three Months Ended June 30,
	2024	2023
Customer 1	16%	15%
Customer 2	12%	12%
Customer 3	10%	12%
Customer 4	10%	n/a

	Year Ended March 31,
	2024	2023
Customer 1	14%	16%
Customer 2	12%	16%
Customer 3	n/a	12%
Customer 4	n/a	11%

Schedule of allowance for credit losses

	Three months Ended June 30,
	2024	2023
Opening balance as of April 1	$1,263	$-
Transition period adjustment on accounts receivables (through retained earnings) pursuant to ASC 326	-	149
Adjusted balance as of April 1	$1,263	$149
Additions charged to cost and expense	1,036	16
Closing balance as of June 30	$2,299	$165

	Year Ended March 31,
	2024	2023
Opening balance as of March 31, 2023	$-	$-
Transition period adjustment on accounts receivables (through retained earnings) pursuant to ASC 326	149	-
Adjusted balance as of April 1, 2023	$149	$-
Additions charged to cost and expense	1,538	-
Write-off charged against the allowance	(424)	-
Closing balance as of March 31, 2024	$1,263	$-

Schedule of allowance for credit losses

	Three months Ended June 30,
	2024	2023
Opening balance as of April 1	$126	$-
Transition period adjustment on long term investments (through retained earnings) pursuant to ASC 326	-	126
Adjusted balance as of April 1	$126	$126
Additions charged to change in provision for credit losses	(13)	6
Closing balance as of June 30	$113	$132

	Year Ended March 31,
	2024	2023
Opening balance as of March 31, 2023	$-	$-
Transition period adjustment on long term investments (through retained earnings) pursuant to ASC 326	126	-
Adjusted balance as of April 1, 2023	$126	$-
Additions charged to change in provision for credit losses	-	-
Closing balance as of March 31, 2024	$126	$-

Schedule of estimated useful lives

Software and computer equipment	3-6 years
Office equipment	5 years
Furniture and fixtures	10 years
Vehicle	8-10 years
Internal-use software	5 years
Leasehold improvements	Shorter of lease term or estimated useful life

Schedule of impact of the company adoption

	As Reported March 31, 2023	Impact of Adoption	Balance as of April 1, 2023
Accumulated retained earnings (deficit)	6,318	(190)	6,128
Noncontrolling interests	1,279	(33)	1,246
Accounts receivable, net	13,416	(149)	13,267
Prepaid expenses and other current assets	4,117	-	4,117
Other current liabilities	4,201	21	4,222
Other assets	2,259	(1)	2,258
Long-term investments	1,564	(126)	1,438
Deferred tax asset	1,237	75	1,312